OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2011 Estimated average burden hours per response: 18.9
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.            40 West 57th Street, 18th Floor            New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2010

Date of reporting period:       April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

ISI	International Strategy & Investment
SEMI-ANNUAL REPORT April 30, 2010 (Unaudited)
TOTAL RETURN US TREASURY FUND, INC. MANAGED MUNICIPAL FUND, INC. NORTH AMERICAN GOVERNMENT BOND FUND, INC. ISI STRATEGY FUND, INC.

ISI Funds Semi-Annual Report — Table of Contents

Investment Advisor’s Message	1
Performance Comparisons	2
Shareholder Expense Examples	10
Portfolio Profiles	12
Schedules of Investments	13
Statements of Assets and Liabilities	25
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	35
Notes to Financial Statements	40
Notice to Shareholders	49

Investment Advisor’s Message

Dear Shareholder:

I am pleased to present the semi-annual report to shareholders for the ISI Funds. This report covers the six-month reporting period ended April 30, 2010. For this period, the Total Return US Treasury Fund, Inc. (‘Total Return’) produced a +0.35% return; Managed Municipal Fund, Inc. (‘Managed Municipal’) produced a +2.00% return; North American Government Bond Fund, Inc. (‘North American’) produced a +2.69% return in its Class A Shares and a +2.59% return in its Class C Shares; and ISI Strategy Fund (‘Strategy’) produced a +16.35% return. These figures assume the reinvestment of dividends and capital gain distributions, and exclude the impact of any sales charges.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance of a Fund, please call (800) 882-8585.

Description of Fund Objectives

Total Return, Managed Municipal, North American and Strategy, (each a ‘Fund’ and collectively, the ‘Funds’) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

International Strategy & Investment, Inc. (‘ISI’) manages all four Funds. Total Return’s investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal’s investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American’s investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

R. Alan Medaugh
President
June 7, 2010

1

Total Return US Treasury Fund – Performance Comparison1 (Unaudited)

2

Total Return US Treasury Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2010	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
Total Return US Treasury Fund	-2.45%	14.45%	21.65%	66.85%	307.84%	-2.45%	4.60%	4.00%	5.25%	6.69%
Barclays Capital Treasury Index3	1.71%	19.83%	27.76%	79.45%	348.92%	1.71%	6.21%	5.02%	6.02%	7.18%
Barclays Capital Intermediate Treasury Index3	1.92%	19.40%	27.46%	70.90%	297.80%	1.92%	6.09%	4.97%	5.50%	6.58%
Barclays Capital Long-Term Treasury Index3	0.52%	20.80%	28.36%	101.12%	517.20%	0.52%	6.50%	5.12%	7.24%	8.76%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge. Distributions of the Fund’s capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently, the Fund’s weighted average maturity is approximately 6.94 years.

2	The Fund’s inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.

3
The Barclays Capital Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Barclays Capital Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

Expense Ratio Information as of:	October 31, 2009 (As disclosed in March 1, 2010 Summary Prospectus)
Gross Expense Ratio	0.80%

3

Managed Municipal Fund – Performance Comparison1 (Unaudited)

4

Managed Municipal Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2010	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
Managed Municipal Fund	0.66%	9.24%	15.49%	54.21%	178.13%	0.66%	2.99%	2.92%	4.43%	5.20%
Barclays Capital General Obligation Index3	6.92%	17.67%	26.35%	74.98%	241.30%	6.92%	5.57%	4.79%	5.75%	6.28%
Barclays Capital Prerefunded Municipal Bond Index3	3.06%	16.95%	23.58%	59.82%	191.80%	3.06%	5.36%	4.33%	4.80%	5.45%
Consumer Price Index4	2.45%	5.48%	12.04%	27.28%	40.99%	2.45%	1.80%	2.30%	2.44%	1.72%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge. Distributions of the Fund’s income and capital gains may be subject to state and local taxes.

2	The Fund’s inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.

3
The Barclays Capital General Obligation Index is an unmanaged index reflecting general municipal bond market performance. The Barclays Capital Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the general Barclays Capital Municipal Bond Index, and contains only bonds from that index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

4	The Consumer Price Index is a widely used measure of inflation.

Expense Ratio Information as of:	October 31, 2009 (As disclosed in March 1, 2010 Summary Prospectus)
Gross Expense Ratio	0.97%

5

North American Government Bond Fund – Performance Comparison1 (Unaudited)

6

North American Government Bond Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2010	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
North American Government Bond Fund - ISI Class A Shares	2.06%	15.37%	27.03%	75.32%	160.80%	2.06%	4.88%	4.90%	5.78%	5.70%
North American Government Bond Fund - ISI Class C Shares3	3.60%	16.85%	27.02%	—	29.66%	3.60%	5.33%	4.90%	—	3.80%
Barclays Capital Intermediate Treasury Index4	1.92%	19.40%	27.46%	70.90%	153.62%	1.92%	6.09%	4.97%	5.50%	5.55%
Barclays Capital Emerging Americas Index: Mexico Section/Citigroup US Broad Investment-Grade Bond Index Mexico Sector/Barclays Global Aggregate Index: Mexico Section5	27.35%	20.86%	40.72%	140.59%	425.89%	27.35%	6.52%	7.07%	9.18%	10.10%
Consumer Price Index6	2.45%	5.48%	12.04%	27.28%	58.37%	2.45%	1.80%	2.30%	2.44%	2.70%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter.

2	ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

3
ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Barclays Capital Intermediate Treasury Index from May 31, 2003 through April 30, 2010 were 30.06% and 3.87%, respectively.

4
The Barclays Capital Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

5
Reflects the performance of the Barclays Capital Emerging Americas Index: Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through October 31, 2006 and the Barclays Capital Global Aggregate Index: Mexico from October 31, 2006 through April 30, 2009. The Barclays Capital Emerging Americas Index: Mexico Section has been discontinued. Barclays Capital Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Barclays Capital Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Barclays Capital Global Aggregate Index: Mexico Section is an unmanaged sub-index of Barclays Capital Global Aggregate Index which provides broad-based measure of global investment-grade fixed income markets. The Mexico Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

6	The Consumer Price Index is a widely used measure of inflation.

Expense Ratio Information as of:	October 31, 2009 (As disclosed in March 1, 2010 Summary Prospectus)
Gross Expense Ratio – Class A	1.13%
Gross Expense Ratio – Class C	1.76%

7

ISI Strategy Fund – Performance Comparison1 (Unaudited)

8

ISI Strategy Fund – Performance Comparison1 (Unaudited) (continued)

	Cumulative Total Returns (With Sales Charge)					Average Annual Total Returns (With Sales Charge)
Periods Ended April 30, 2010	1 Year	3 Years	5 Years	10 Years	Since Inception2	1 Year	3 Years	5 Years	10 Years	Since Inception2
ISI Strategy Fund	30.23%	-7.50%	21.01%	24.95%	68.14%	30.23%	-2.56%	3.89%	2.25%	4.20%
Wilshire 5000 (Full Cap) Index3	41.14%	-11.78%	20.07%	8.35%	163.00%	41.14%	-4.09%	3.73%	0.81%	7.99%
Consumer Price Index4	2.45%	5.48%	12.04%	27.28%	187.45%	2.45%	1.80%	2.30%	2.44%	8.76%
Lipper Flexible Portfolio Funds Average5	32.50%	-0.41%	29.60%	32.21%	97.72%	32.50%	-0.14%	5.32%	2.83%	5.57%

1
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund’s maximum 3.00% sales charge.

2	The Fund’s inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.

3
The Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund’s returns.

4	The Consumer Price Index is a widely used measure of inflation.

5
Lipper figures represent the average total returns by all mutual funds designated by Lipper as falling into the category indicated. The Lipper Flexible Portfolio Funds Average category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return.

Expense Ratio Information as of:	October 31, 2009 (As disclosed in March 1, 2010 Summary Prospectus)
Gross Expense Ratio	1.10%

9

Shareholder Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of cost: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period (November 1, 2009) shown and held for the entire period (April 30, 2010).

Actual Expenses - “Actual Return” in the following table provides information about actual account values and actual expenses. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid During Period” column to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – “Hypothetical Returns” in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, “Hypothetical Returns” in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

10

Shareholder Expense Example (Unaudited) (continued)

Total Return US Treasury Fund

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,003.50	$3.97	0.80%
Based on Hypothetical 5% Return	$1,000.00	$1,020.83	$4.01	0.80%

Managed Municipal Fund

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,020.00	$4.86	0.97%
Based on Hypothetical 5% Return	$1,000.00	$1,019.98	$4.86	0.97%

North American Government Bond Fund – Class A

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,026.90	$5.78	1.15%
Based on Hypothetical 5% Return	$1,000.00	$1,019.09	$5.76	1.15%

North American Government Bond Fund – Class C

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,025.90	$8.94	1.78%
Based on Hypothetical 5% Return	$1,000.00	$1,015.97	$8.90	1.78%

ISI Strategy Fund

	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period(1)	Annualized Expense Ratio
Based on Actual Fund Return	$1,000.00	$1,163.50	$5.69	1.06%
Based on Hypothetical 5% Return	$1,000.00	$1,019.54	$5.31	1.06%

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Portfolio Profiles (Unaudited)

Portfolio Profiles (as a % of Net Assets)	April 30, 2010

Total Return US Treasury Fund

US Treasury Obligations	97.94%
Repurchase Agreements	1.19%
Other Assets and Liabilities	0.87%
100.00%

Managed Municipal Fund

Aaa Municipal Obligations*	81.66%
Aa Municipal Obligations*	15.03%
US Treasury Obligations	0.48%
Repurchase Agreements	2.17%
Other Assets and Liabilities	0.66%
100.00%

* Ratings are based on Moody's Investors Service, Inc.

North American Government Bond Fund

Canadian Securities	15.73%
Mexican Securities	8.44%
US Treasury Obligations	73.56%
Repurchase Agreements	0.98%
Other Assets and Liabilities	1.29%
100.00%

ISI Strategy Fund

Consumer Discretionary	12.28%
Consumer Staples	10.20%
Energy	8.74%
Financials	13.92%
Health Care	10.02%
Industrials	8.40%
Information Technology	17.14%
Materials	4.08%
Telecommunication Services	1.65%
Utilities	2.67%
US Treasury Obligations	9.45%
Repurchase Agreements	1.36%
Other Assets and Liabilities	0.09%
100.00%

12

Total Return US Treasury Fund

Schedule of Investments	April 30, 2010 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 97.94%
US Treasury Notes	2.625%	05/31/10	$2,000,000	$2,003,984
US Treasury Notes	2.875%	06/30/10	11,000,000	11,048,983
US Treasury Notes	2.000%	09/30/10	3,000,000	3,021,915
US Treasury Notes	1.250%	11/30/10	17,700,000	17,798,872
US Treasury Notes	0.875%	01/31/11	1,000,000	1,003,985
US Treasury Notes	4.250%	11/15/17	7,500,000	8,026,763
US Treasury Notes	3.750%	11/15/18	6,370,000	6,507,853
US Treasury Notes	3.625%	02/15/20	4,000,000	3,988,752
US Treasury Bonds	8.125%	08/15/19	12,000,000	16,335,936
US Treasury Bonds	8.750%	08/15/20	11,300,000	16,159,000
US Treasury Bonds	7.875%	02/15/21	1,000,000	1,362,344
US Treasury Bonds	6.375%	08/15/27	8,500,000	10,678,125

Total US Treasury Obligations (Cost $98,141,199)				$97,936,512

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 1.19%
JPMorgan Chase, N.A.
Dated 04/30/10, 0.10%, principal and interest in the amount of $1,188,010 due 05/03/10, collateralized by US Treasury Inflation-Protected Notes, par value of $1,125,000 due 07/15/19 with a value of $1,212,160 (Cost $1,188,000)	$1,188,000	$1,188,000

Total Investments - 99.13% (Cost $99,329,199) *		$99,124,512
Other Assets in Excess of Liabilities - 0.87%		871,936
Net Assets - 100.00%		$99,996,448

*	Cost for Federal income tax purposes is $99,329,199 and net unrealized depreciation on a tax basis consists of:

Gross Unrealized Appreciation	$626,867
Gross Unrealized Depreciation	(831,554)
Net Unrealized Depreciation	$(204,687)

See Notes to Financial Statements.

13

ISI Managed Municipal Fund

Schedule of Investments	April 30, 2010 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P) 1	Principal Amount	Market Value
MUNICIPAL BONDS - 96.69%
General Obligation - 66.37%
Alexandria, VA, Capital Improvements	4.250%	06/15/21	Aaa/AAA	$3,300,000	$3,453,087
Arlington County, VA, State Aid Withholding	4.500%	01/15/28	Aaa/AAA	2,000,000	2,038,440
Dallas, TX	4.000%	02/15/16	Aa1/AA+	2,450,000	2,526,464
Delaware State, Series A	4.200%	01/01/20	Aaa/AAA	1,675,000	1,710,326
Delaware State, Series B	3.250%	01/01/21	Aaa/AAA	2,000,000	2,023,320
Du Page County, IL, Jail Project	5.600%	01/01/21	Aaa/AAA	1,600,000	1,862,208
Florida State, Board of Education, Public Education, Series I	4.125%	06/01/21	Aa1/AAA	3,000,000	3,068,790
Georgia State, Series B	3.000%	04/01/27	Aaa/AAA	1,000,000	907,230
Georgia State, Series G	4.125%	10/01/23	Aaa/AAA	2,000,000	2,092,340
Gwinnett County, GA, School District	5.000%	02/01/36	Aaa/AAA	1,500,000	1,594,425
Henrico County, VA, Public Improvements	4.250%	07/15/24	Aaa/AAA	2,830,000	2,943,002
Maryland State, Capital Improvements, Series A	4.000%	02/15/20	Aaa/AAA	4,000,000	4,197,200
Mecklenburg County, NC	3.500%	02/01/26	Aaa/AAA	2,000,000	1,984,360
Mecklenburg County, NC, Public Improvements, Series A	4.000%	02/01/20	Aaa/AAA	3,000,000	3,116,640
Mecklenburg County, NC, Public Improvements, Series B	4.000%	03/01/27	Aaa/AAA	1,000,000	1,018,990
Mecklenburg County, NC, Public Improvements, Series B	4.250%	03/01/30	Aaa/AAA	2,000,000	2,037,560
Missouri State, Fourth State Building, Series A	4.125%	10/01/19	Aaa/AAA	2,000,000	2,062,480
Montgomery County, MD, Public Improvements, Series A	4.000%	05/01/21	Aaa/AAA	2,450,000	2,514,043
Prince Georges County, MD, Public Improvements	4.125%	07/15/26	Aaa/AAA	2,000,000	2,044,660
Salt Lake City, UT, School District, School Board Guaranty, Series A	4.500%	03/01/20	Aaa/NR	2,240,000	2,322,208
Seattle, WA, Public Improvements, Series B	4.000%	08/01/29	Aa1/AAA	2,000,000	1,980,020
Seattle, WA, Public Improvements, Series B	4.000%	08/01/31	Aa1/AAA	1,500,000	1,477,110
South Carolina State, Coastal Carolina University, Series A	4.000%	04/01/28	Aaa/AA+	1,000,000	1,005,510
South Carolina State, Highway, Series A	3.000%	08/01/22	Aaa/AA+	1,475,000	1,412,371
South Carolina State, Highway, Series B	5.000%	04/01/19	Aaa/AA+	1,000,000	1,052,370
Tennessee State, Series A	5.000%	05/01/26	Aaa/AA+	500,000	548,010
Tennessee State, Series A	5.000%	05/01/27	Aaa/AA+	2,075,000	2,263,452
Texas, Water Financial Assistance, Series C-1	5.000%	08/01/39	Aaa/AA+	3,515,000	3,718,870
Utah State, Series A	3.000%	07/01/18	Aaa/AAA	1,000,000	1,025,910
Virginia State, Series B	4.250%	06/01/26	Aaa/AAA	2,500,000	2,587,350
Washington State, Series C, Refundable	5.000%	01/01/25	Aa1/AA+	2,000,000	2,222,520

See Notes to Financial Statements.

14

ISI Managed Municipal Fund

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

Security	Interest Rate	Maturity Date	Ratings (Moody’s/ S&P) 1	Principal Amount	Market Value
MUNICIPAL BONDS - 96.69% (continued)
General Obligation - 66.37% (continued)
Washington State, Series F	4.500%	07/01/27	Aa1/AA+	$2,500,000	$2,563,800
Washington, MD, Suburban Sanitation District, Water Supply	4.250%	06/01/26	Aaa/AAA	2,500,000	2,585,975
					$69,961,041
Prerefunded2 Issues - 10.76%
Cary, NC, 03/01/11 @ 102	5.000%	03/01/18	Aaa/AAA	$2,000,000	$2,118,440
Chesterfield County, VA, 01/15/11 @ 100	5.000%	01/15/20	Aaa/AAA	1,000,000	1,033,330
Florida State, Board of Education, Public Education Capital Outlay, Series A, 06/01/10 @ 101	5.125%	06/01/21	Aaa/AAA	1,000,000	1,014,190
Georgia State, Refundable Balance, Series D, 10/01/10 @ 100	5.000%	10/01/17	Aaa/AAA	390,000	397,769
Guilford County, NC, Series B, 10/01/10 @ 102	5.250%	10/01/16	Aaa/AAA	3,000,000	3,123,090
Gwinnett County, GA, Water & Sewer Authority, 08/01/12 @ 100	5.250%	08/01/24	Aaa/AAA	1,500,000	1,648,635
Minnesota State, 06/01/10 @ 100	5.500%	06/01/18	Aa1/AAA	2,000,000	2,009,040
					$11,344,494
Revenue - 19.56%
Fairfax County, VA, Water Authority Water Revenue	4.500%	04/01/27	Aaa/AAA	$2,500,000	$2,581,700
Florida, Water Pollution Control Financing, Series A	5.000%	01/15/29	Aaa/AAA	500,000	526,655
Florida, Water Pollution Control Financing, Series A	5.100%	01/15/29	Aaa/AAA	550,000	583,286
Gwinnett County, GA, Water & Sewer Authority, Series A	4.000%	08/01/28	Aaa/AAA	4,000,000	4,026,000
Kansas State Development Finance Authority, Series DW-1	3.000%	04/01/20	Aaa/AAA	2,865,000	2,863,739
Kansas State Development Finance Authority, Series DW-1	3.125%	04/01/22	Aaa/AAA	2,975,000	2,923,979
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund, Series A	4.000%	02/01/29	Aaa/AAA	1,000,000	1,002,280
Texas, Water Development Board Revenue, State Revolving Fund-Senior Lien, Series A	4.750%	07/15/20	Aaa/AAA	3,000,000	3,004,140
Virginia State Resources Authority Clean Water Revenue	4.500%	10/01/28	Aaa/AAA	3,000,000	3,103,560
					$20,615,339

Total Municipal Bonds (Cost $98,016,357)					$101,920,874

US TREASURY OBLIGATIONS - 0.48%
US Treasury Notes (Cost $503,667)	2.000%	09/30/10	—	$500,000	$503,653

See Notes to Financial Statements.

15

ISI Managed Municipal Fund

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 2.17%
JPMorgan Chase, N.A.
Dated 04/30/10, 0.10%, principal and interest in the amount of $2,286,019 due 05/03/10, collateralized by US Treasury Inflation-Protected Notes, par value of $1,923,000, due 01/15/12, 07/15/12, 07/15/13, 04/15/14, 01/15/18, 07/15/18, 07/15/19 and 01/15/20 with a combined value of $2,336,660 (Cost $2,286,000)	$2,286,000	$2,286,000

Total Investments - 99.34% (Cost $100,806,024) *		$104,710,527
Other Assets in Excess of Liabilities - 0.66%		695,818
Net Assets - 100.00%		$105,406,345

1	Moody’s Municipal Bond Ratings:

	Aaa	Judged to be of the best quality.

	Aa	Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.

S&P Municipal Bond Ratings:

	AAA	Of the highest quality.

	AA	The second strongest capacity of payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

	NR	Bond is not rated by this rating organization.

2	Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

*	Cost for Federal income tax purposes is $100,806,024 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$3,967,033
Gross Unrealized Depreciation	(62,530)
Net Unrealized Appreciation	$3,904,503

See Notes to Financial Statements.

16

ISI North American Government Bond Fund

Schedule of Investments	April 30, 2010 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount1	Market Value
CANADIAN SECURITIES - 15.73%
Canadian Government Bonds	3.750%	06/01/12	CAD 7,500,000	$7,639,250
Canadian Government Bonds	3.500%	06/01/13	3,100,000	3,140,375
Canadian Government Bonds	4.000%	06/01/17	12,500,000	12,813,177

Total Canadian Securities (Cost $22,931,251)				$23,592,802

MEXICAN SECURITIES - 8.44%
Mexican Bono 2	9.000%	12/20/12	MXN 31,782,400	$2,792,432
Mexican Bono 2	7.999%	12/17/15	93,907,000	8,008,582
Mexican Bono 2	7.250%	12/15/16	22,650,000	1,853,909

Total Mexican Securities (Cost $13,034,067)				$12,654,923

US TREASURY OBLIGATIONS - 73.56%
US Treasury Notes	2.625%	05/31/10	$2,000,000	$2,003,984
US Treasury Notes	2.875%	06/30/10	16,000,000	16,071,248
US Treasury Notes	2.000%	09/30/10	1,100,000	1,108,035
US Treasury Notes	1.250%	11/30/10	6,500,000	6,536,309
US Treasury Notes	4.250%	11/15/17	9,500,000	10,167,232
US Treasury Notes	3.625%	02/15/20	11,700,000	11,667,099
US Treasury Bonds	8.750%	05/15/17	12,800,000	17,437,005
US Treasury Bonds	8.875%	08/15/17	10,300,000	14,174,572
US Treasury Bonds	8.125%	08/15/19	8,500,000	11,571,288
US Treasury Bonds	8.500%	02/15/20	11,000,000	15,396,568
US Treasury Bonds	8.750%	08/15/20	2,300,000	3,289,000
US Treasury Bonds	7.875%	02/15/21	650,000	885,524

Total US Treasury Obligations (Cost $111,091,253)				$110,307,864

See Notes to Financial Statements.

17

ISI North American Government Bond Fund

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 0.98%
JPMorgan Chase, N.A.
Dated 04/30/10, 0.10%, principal and interest in the amount of $1,471,012 due 05/03/10, collateralized by US Treasury Inflation-Protected Notes, par value of $1,395,000, due 07/15/19 with a value of $1,503,079 (Cost $1,471,000)	$1,471,000	$1,471,000

Total Investments - 98.71% (Cost $148,527,571) *		$148,026,589
Other Assets in Excess of Liabilities - 1.29%		1,935,004
Net Assets - 100.00%		$149,961,593

CAD Canadian dollar

MXN Mexican peso

1	Principal Amount is shown in US dollars unless otherwise noted.

2	Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

*	Cost for Federal income tax purposes is $148,527,571 and net unrealized depreciation on a tax basis consists of:

Gross Unrealized Appreciation	$1,169,459
Gross Unrealized Depreciation	(1,657,250)
Net Unrealized Depreciation	$(487,791)

See Notes to Financial Statements.

18

ISI Strategy Fund

Schedule of Investments	April 30, 2010 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 89.10%
Consumer Discretionary - 12.28%
Auto Components - 0.37%
Cooper Tire & Rubber Co.	5,013	$106,376
Johnson Controls, Inc.	3,569	119,883
		226,259
Automobiles - 0.35%
Ford Motor Co. *	16,700	217,434

Hotels, Restaurants & Leisure - 2.51%
Burger King Holdings, Inc.	5,013	105,774
Denny's Corp. *	10,000	33,300
International Game Technology	16,200	341,496
Las Vegas Sands Corp. *	10,000	248,600
McDonald's Corp.	10,126	714,795
Wendy's/Arby's Group, Inc. - Class A	18,700	99,297
		1,543,262
Household Durables - 1.78%
D.R. Horton, Inc.	10,000	146,900
Fortune Brands, Inc.	5,013	262,781
Leggett & Platt, Inc.	11,000	269,830
Lennar Corp. - Class A	5,012	99,739
Pulte Homes, Inc. *	6,744	88,279
Ryland Group, Inc. (The)	10,000	227,800
		1,095,329
Internet & Catalog Retail - 0.10%
Expedia, Inc.	2,550	60,206

Leisure Equipment & Products - 0.22%
Eastman Kodak Co. *	22,230	136,048

Media - 3.36%
Cablevision Systems Corp. - New York Group - Class A	10,000	274,399
CBS Corp. - Class B	5,313	86,124
Clear Channel Outdoor Holdings, Inc. *	7,017	81,257
Comcast Corp. - Class A	10,800	213,192
DIRECTV - Class A *	11,760	426,064
Gannett Co., Inc.	13,232	225,209
Liberty Global, Inc. - Class A *	6,516	178,604
Liberty Media Corp. - Starz - Series A *	751	41,598

Security	Shares	Market Value
Media - 3.36% (continued)
McGraw-Hill Cos., Inc. (The)	602	$20,299
Mediacom Communications Corp. *	1,729	11,446
New York Times Co. (The) - Class A *	5,012	49,719
News Corp. - Class A	605	9,329
Sinclair Broadcast Group, Inc. - Class A *	11,700	80,613
Time Warner Cable, Inc.	788	44,325
Time Warner, Inc.	3,141	103,904
Virgin Media, Inc.	2,105	37,027
Walt Disney Co. (The)	5,013	184,679
		2,067,788
Multi-Line Retail - 0.11%
Target Corp.	1,201	68,301

Specialty Retail - 3.48%
Aaron's, Inc.	6,015	135,759
American Eagle Outfitters, Inc.	6,717	112,913
AnnTaylor Stores Corp. *	7,519	163,162
Barnes & Noble, Inc.	9,424	207,705
Best Buy Co., Inc.	457	20,839
Cato Corp. (The) - Class A	5,514	130,958
Foot Locker, Inc.	12,832	196,971
Gap, Inc. (The)	7,519	185,945
Home Depot, Inc. (The)	5,013	176,708
Lowe's Cos., Inc.	4,010	108,751
Office Depot, Inc. *	22,800	156,408
Penske Automotive Group, Inc. *	10,000	149,800
Stage Stores, Inc.	5,614	85,614
Systemax, Inc. *	4,000	92,920
Williams-Sonoma, Inc.	7,519	216,546
		2,140,999
Consumer Staples - 10.20%
Beverages - 0.07%
PepsiCo, Inc.	683	44,545

Food & Staples Retailing - 3.41%
BJ's Wholesale Club, Inc. *	11,400	436,392
Costco Wholesale Corp.	2,868	169,441
CVS Caremark Corp.	4,010	148,089
Rite Aid Corp. *	40,900	60,532
Wal-Mart Stores, Inc.	23,926	1,283,631
		2,098,085

See Notes to Financial Statements.

19

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 89.10% (continued)
Consumer Staples - 10.20% (continued)
Food Products - 2.07%
Archer-Daniels-Midland Co.	5,013	$140,063
Chiquita Brands International, Inc. *	4,411	66,341
Dean Foods Co. *	14,211	223,113
General Mills, Inc.	5,113	363,943
Hershey Co. (The)	5,013	235,661
Hormel Foods Corp.	5,013	204,330
McCormick & Co., Inc. - Non-Voting Shares	1,003	39,689
		1,273,140
Household Products - 1.09%
Procter & Gamble Co. (The)	10,771	669,525

Personal Products - 1.08%
Avon Products, Inc.	5,000	161,650
Herbalife Ltd.	10,426	503,055
		664,705
Tobacco - 2.48%
Alliance One International, Inc. *	2,154	10,964
Altria Group, Inc.	12,202	258,560
Philip Morris International, Inc.	20,189	990,877
Reynolds American, Inc.	5,013	267,794
		1,528,195
Energy - 8.74%
Energy Equipment & Services - 0.79%
Halliburton Co.	1,213	37,178
Helix Energy Solutions Group, Inc. *	5,000	72,900
Patterson-UTI Energy, Inc.	24,700	377,663
		487,741
Oil, Gas & Consumable Fuels - 7.95%
Chevron Corp.	9,452	769,771
ConocoPhillips	8,750	517,913
Continental Resources, Inc. *	4,010	197,132
El Paso Corp.	3,900	47,190
Exxon Mobil Corp.	26,691	1,810,983
General Maritime Corp.	12,800	103,808
Marathon Oil Corp.	9,023	290,089
SandRidge Energy, Inc. *	10,800	81,108
Ship Finance International Ltd.	5,012	99,238
Spectra Energy Corp.	10,000	233,400

Security	Shares	Market Value
Oil, Gas & Consumable Fuels - 7.95% (continued)
Teekay Corp.	7,500	$187,875
Tesoro Corp. *	15,000	197,250
USEC, Inc. *	6,215	37,290
Valero Energy Corp.	6,516	135,468
Williams Cos., Inc.	7,619	179,885
		4,888,400
Financials - 13.92%
Capital Markets - 2.65%
Bank of New York Mellon Corp. (The)	844	26,274
BlackRock, Inc. - Class A	2,346	431,664
Charles Schwab Corp. (The)	14,135	272,664
E*TRADE Financial Corp. *	38,666	64,959
Invesco Ltd.	4,411	101,409
Morgan Stanley	4,512	136,353
SEI Investments Co.	6,416	144,103
State Street Corp.	301	13,094
TD AMERITRADE Holding Corp. *	21,900	438,437
		1,628,957
Commercial Banks - 1.55%
Cullen/Frost Bankers, Inc.	5,113	303,508
F.N.B. Corp.	5,112	47,644
First BanCorp.	10,000	21,200
Susquehanna Bancshares, Inc.	5,012	54,631
Synovus Financial Corp.	10,900	32,809
Wells Fargo & Co.	15,013	497,080
		956,872
Consumer Finance - 0.03%
Discover Financial Services	1,243	19,217

Diversified Financial Services - 3.53%
Bank of America Corp.	34,921	622,641
Citigroup, Inc. *	78,352	342,398
CME Group, Inc.	802	263,385
JPMorgan Chase & Co.	22,231	946,596
		2,175,020
Insurance - 3.03%
Aflac, Inc.	101	5,147
Cincinnati Financial Corp.	4,612	130,981
CNA Financial Corp. *	12,100	340,251
Horace Mann Educators Corp.	5,012	86,257
Loews Corp.	7,720	287,493

See Notes to Financial Statements.

20

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 89.10% (continued)
Financials - 13.92% (continued)
Insurance - 3.03% (continued)
MetLife, Inc.	10,025	$456,939
Phoenix Cos., Inc. (The) *	13,900	44,897
Prudential Financial, Inc.	5,013	318,626
StanCorp Financial Group, Inc.	101	4,541
Torchmark Corp.	201	10,762
Unitrin, Inc.	6,015	175,939
		1,861,833
Real Estate Investment Trusts - 1.50%
American Capital Agency Corp.	11,500	316,365
Chimera Investment Corp.	33,600	136,752
Franklin Street Properties Corp.	8,521	125,600
Hatteras Financial Corp.	13,008	346,923
		925,640
Thrifts & Mortgage Finance - 1.63%
First Niagara Financial Group, Inc.	5,013	69,681
Hudson City Bancorp, Inc.	28,500	379,050
New York Community Bancorp, Inc.	29,500	485,865
Provident Financial Services, Inc.	5,012	66,058
		1,000,654
Health Care - 10.02%
Biotechnology - 0.67%
Amgen, Inc. *	7,219	414,082

Health Care Equipment & Supplies - 1.23%
Baxter International, Inc.	502	23,704
Beckman Coulter, Inc.	101	6,302
DENTSPLY International, Inc.	4,010	146,926
Hologic, Inc. *	5,013	89,582
IDEXX Laboratories, Inc. *	5,013	331,561
Medtronic, Inc.	2,677	116,958
Meridian Bioscience, Inc.	2,005	40,080
		755,113
Health Care Providers & Services - 2.36%
Aetna, Inc.	1,404	41,488
AmerisourceBergen Corp.	20,200	623,170
Centene Corp. *	3,409	78,066
Express Scripts, Inc. *	5,100	510,663
UnitedHealth Group, Inc.	6,565	198,985
		1,452,372

Security	Shares	Market Value
Health Care Technology - 0.40%
Allscripts-Misys Healthcare Solutions, Inc. *	12,200	$246,074

Pharmaceuticals - 5.36%
Abbott Laboratories	4,446	227,457
Allergan, Inc.	421	26,813
Bristol-Myers Squibb Co.	2,253	56,978
Eli Lilly & Co.	12,402	433,698
Forest Laboratories, Inc. *	10,025	273,282
Johnson & Johnson	12,738	819,054
Merck & Co., Inc.	12,602	441,574
Pfizer, Inc.	60,890	1,018,082
		3,296,938
Industrials - 8.40%
Aerospace & Defense - 1.86%
Goodrich Corp.	1,103	81,821
Honeywell International, Inc.	3,509	166,572
L-3 Communications Holdings, Inc.	4,111	384,665
Northrop Grumman Corp.	4,211	285,632
United Technologies Corp.	3,008	225,450
		1,144,140
Air Freight & Logistics - 0.24%
Air Transport Services Group, Inc. *	14,200	78,100
FedEx Corp.	806	72,548
		150,648
Airlines - 0.93%
Continental Airlines, Inc. - Class B *	12,531	280,068
UAL Corp. *	10,952	236,344
US Airways Group, Inc. *	8,193	57,925
		574,337
Commercial Services & Supplies - 0.24%
Cenveo, Inc. *	17,443	149,487

Industrial Conglomerates - 2.78%
3M Co.	2,406	213,340
General Electric Co.	79,520	1,499,746
		1,713,086
Machinery - 1.73%
Caterpillar, Inc.	3,467	236,068
Illinois Tool Works, Inc.	1,141	58,305
Joy Global, Inc.	5,013	284,789

See Notes to Financial Statements.

21

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 89.10% (continued)
Industrials - 8.40% (continued)
Machinery - 1.73% (continued)
Navistar International Corp. *	10,000	$483,400
		1,062,562
Trading Companies & Distributors - 0.62%
Fastenal Co.	5,213	285,099
United Rentals, Inc. *	6,516	93,570
		378,669
Information Technology - 17.14%
Communications Equipment - 1.37%
Cisco Systems, Inc. *	21,060	566,935
Motorola, Inc. *	39,000	275,730
		842,665
Computers & Peripherals - 3.61%
Apple, Inc. *	5,963	1,557,058
Hewlett-Packard Co.	10,025	520,999
Teradata Corp. *	5,013	145,728
		2,223,785
Electronic Equipment, Instruments & Components - 0.64%
Agilent Technologies, Inc. *	5,118	185,579
Brightpoint, Inc. *	7,100	57,439
L-1 Identity Solutions, Inc. *	5,012	43,454
Vishay Intertechnology, Inc. *	10,200	106,182
		392,654
Internet Software & Services - 3.59%
AOL, Inc. *	285	6,658
EarthLink, Inc.	13,000	117,260
Google, Inc. - Class A *	2,306	1,211,664
IAC/InterActiveCorp *	12,800	286,976
iPass, Inc. *	12,500	18,000
United Online, Inc.	17,712	141,165
Yahoo!, Inc. *	25,800	426,474
		2,208,197
IT Services - 2.75%
CIBER, Inc. *	15,739	62,484
Convergys Corp. *	10,000	126,400
Fidelity National Information Services, Inc.	280	7,361
Heartland Payment Systems, Inc.	6,022	110,684
Hewitt Associates, Inc. - Class A *	2,948	120,839
International Business Machines Corp.	8,544	1,102,176
Lender Processing Services, Inc.	140	5,285

Security	Shares	Market Value
IT Services - 2.75% (continued)
MoneyGram International, Inc. *	11,600	$35,380
Unisys Corp. *	4,440	124,409
		1,695,018
Office Electronics - 0.03%
Xerox Corp.	1,500	16,350

Semiconductors & Semiconductor Equipment - 2.34%
Integrated Device Technology, Inc. *	28,003	185,100
Intel Corp.	9,899	225,994
Intersil Corp. - Class A	15,300	227,664
Linear Technology Corp.	5,614	168,757
LSI Corp. *	15,037	90,523
Marvell Technology Group Ltd. *	7,419	153,202
MEMC Electronic Materials, Inc. *	5,013	65,019
Teradyne, Inc. *	5,012	61,297
Texas Instruments, Inc.	10,025	260,750
		1,438,306
Software - 2.81%
Adobe Systems, Inc. *	5,013	168,387
ANSYS, Inc. *	5,013	225,585
Cadence Design Systems, Inc. *	15,900	118,614
Electronic Arts, Inc. *	25	484
Microsoft Corp.	30,422	929,087
Oracle Corp.	7,019	181,371
Symantec Corp. *	5,614	94,147
Synopsys, Inc. *	632	14,353
		1,732,028
Materials - 4.08%
Chemicals - 3.23%
A. Schulman, Inc.	3,008	78,238
Cytec Industries, Inc.	5,013	240,925
Dow Chemical Co. (The)	7,619	234,894
Olin Corp.	14,800	310,800
PolyOne Corp. *	3,827	43,283
Rockwood Holdings, Inc. *	3,008	90,060
RPM International, Inc.	13,008	287,217
W.R. Grace & Co. *	19,401	560,494
Westlake Chemical Corp.	5,013	140,765
		1,986,676
Construction Materials - 0.03%
Headwaters, Inc. *	3,007	18,042

See Notes to Financial Statements.

22

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 89.10% (continued)
Materials - 4.08% (continued)
Containers & Packaging - 0.00%
Graphic Packaging Holding Co. *	335	$1,236

Metals & Mining - 0.74%
A.M. Castle & Co. *	3,000	41,160
Commercial Metals Co.	14,875	221,340
Southern Copper Corp.	2,335	71,404
Titanium Metals Corp. *	4,412	68,033
Worthington Industries, Inc.	3,509	56,039
		457,976
Paper & Forest Products - 0.08%
Louisiana-Pacific Corp. *	4,210	49,510

Telecommunication Services - 1.65%
Diversified Telecommunication Services - 1.65%
CenturyTel, Inc.	5,013	170,993
Cincinnati Bell, Inc. *	25,500	85,935
Frontier Communications Corp.	32,318	257,251
Global Crossing Ltd. *	5,012	74,428
PAETEC Holding Corp. *	902	4,492
Qwest Communications International, Inc.	81,200	424,677
		1,017,776

Security	Shares	Market Value
Utilities - 2.67%
Electric Utilities - 1.03%
Exelon Corp.	7,619	$332,112
NV Energy, Inc.	14,100	176,109
PPL Corp.	5,013	124,122
		632,343
Independent Power Producers & Energy Traders - 0.46%
Dynegy, Inc. *	91,700	121,960
Mirant Corp. *	5,013	58,452
RRI Energy, Inc. *	25,336	103,118
		283,530
Multi-Utilities - 0.82%
Ameren Corp.	10,000	259,600
CMS Energy Corp.	5,514	89,658
NiSource, Inc.	9,524	155,241
		504,499
Water Utilities - 0.36%
American Water Works Co., Inc.	10,200	222,156

Total Common Stocks (Cost $46,206,966)		$54,838,410

See Notes to Financial Statements.

23

ISI Strategy Fund

Schedule of Investments (continued)	April 30, 2010 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 9.45%
US Treasury Notes	1.250%	11/30/10	$700,000	$703,910
US Treasury Notes	3.875%	10/31/12	1,000,000	1,066,328
US Treasury Bonds	8.125%	08/15/19	2,550,000	3,471,387
US Treasury Bonds	8.750%	08/15/20	400,000	572,000

Total US Treasury Obligations (Cost $5,857,684)				$5,813,625

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 1.36%
JPMorgan Chase, N.A.
Dated 04/30/10, 0.10%, principal and interest in the amount of $837,007 due 05/03/10, collateralized by US Treasury Inflation-Protected Notes, par value of $795,000, due 07/15/19 with a value of $856,593 (Cost $837,000)	$837,000	$837,000

Total Investments - 99.91% (Cost $52,901,650) **		$61,489,035
Other Assets in Excess of Liabilities - 0.09%		55,276
Net Assets - 100.00%		$61,544,311

*	Non-income producing security.
**	Cost for Federal income tax purposes is $53,013,635 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$12,586,799
Gross Unrealized Depreciation	(4,111,399)
Net Unrealized Appreciation	$8,475,400

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

See Notes to Financial Statements.

24

ISI FUNDS

Statements of Assets and Liabilities	April 30, 2010 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
ASSETS
Investments in securities:
At cost	$99,329,199	$100,806,024
At value (Note 1)	$99,124,512	$104,710,527
Cash	258	339
Interest receivable	1,050,007	1,049,366
Receivable for capital shares sold	114,993	50,030
Other assets	18,917	32,647
TOTAL ASSETS	100,308,687	105,842,909

LIABILITIES
Distributions payable	57,389	114,211
Payable for capital shares redeemed	188,730	241,010
Accrued investment advisory fees (Note 2)	21,989	34,514
Accrued distribution expenses (Note 2)	20,427	21,572
Accrued administration fees (Note 2)	10,000	10,500
Accrued transfer agent fees (Note 2)	2,600	1,400
Other accrued expenses	11,104	13,357
TOTAL LIABILITIES	312,239	436,564

NET ASSETS	$99,996,448	$105,406,345

NET ASSETS CONSIST OF:
Paid-in capital	$100,749,259	$101,421,601
Undistributed (distributions in excess of) net investment income	(553,094)	864
Accumulated net realized gains from security transactions	4,970	79,377
Net unrealized appreciation (depreciation) on investments	(204,687)	3,904,503
Net assets	$99,996,448	$105,406,345

Shares of capital stock outstanding of $0.001 par value ISI Shares (115,000,000 and 55,000,000 shares authorized, respectively)	10,423,156	9,852,782

Net asset value and redemption price per share	$9.59	$10.70

Maximum offering price value per share (100/97) x Net asset value per share	$9.89	$11.03

See Notes to Financial Statements.

25

ISI FUNDS

Statements of Assets and Liabilities	April 30, 2010 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
ASSETS
Investments in securities:
At cost	$148,527,571	$52,901,650
At value (Note 1)	$148,026,589	$61,489,035
Cash	694	753
Cash denominated in foreign currency (Note 1) (a)	29,531	—
Dividends and interest receivable, at value	2,290,143	75,154
Receivable for capital shares sold	169,127	26,578
Other assets	36,934	15,385
TOTAL ASSETS	150,553,018	61,606,905

LIABILITIES
Distributions payable	171,153	—
Payable for capital shares redeemed	267,107	185
Accrued investment advisory fees (Note 2)	49,141	20,239
Accrued distribution fees (Note 2)	54,424	12,649
Accrued shareholder servicing fees (Note 2)	4,564	—
Accrued administration fees (Note 2)	15,000	6,200
Accrued transfer agent fees (Note 2)	5,600	1,800
Other accrued expenses and liabilities	24,436	21,521
TOTAL LIABILITIES	591,425	62,594

NET ASSETS	$149,961,593	$61,544,311

NET ASSETS CONSIST OF:
Paid-in capital	$150,761,605	$57,705,225
Distributions in excess of net investment income	(337,336)	(6,344)
Accumulated net realized gains (losses) from security and foreign currency transactions	25,115	(4,741,955)
Net unrealized appreciation (depreciation) on investments and foreign currencies	(487,791)	8,587,385
Net assets	$149,961,593	$61,544,311

(a)	For North American Government Bond Fund, the cost of cash denominated in foreign currency is $29,755.

See Notes to Financial Statements.

26

ISI FUNDS

Statements of Assets and Liabilities (continued)	April 30, 2010 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE
ISI Class A Shares (50,000,000 shares authorized)	16,988,044	—
ISI Class C Shares (5,000,000 shares authorized)	2,922,607	—
ISI Shares (25,000,000 shares authorized)	—	5,007,453

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
ISI Class A Shares (based on net assets of $127,994,221)	$7.53	$—
ISI Class C Shares (based on net assets of $21,967,372)*	$7.52	$—
ISI Shares	$—	$12.29

MAXIMUM OFFERING PRICE VALUE PER SHARE (100/97) X NET ASSET VALUE PER SHARE
ISI Class A Shares	$7.76	$—
ISI Shares	$—	$12.67

*	Contingent deferred sales charge of 1.00% is imposed on the sale of shares if redeemed within the first year of purchase.

See Notes to Financial Statements.

27

ISI FUNDS

Statements of Operations	Six Months Ended April 30, 2010 (Unaudited)

	Total Return US Treasury Fund	Managed Municipal Fund
INVESTMENT INCOME
Interest	$1,162,465	$2,025,017

EXPENSES
Investment advisory fees (Note 2)	122,211	206,548
Distribution fees (Note 2)	130,567	129,093
Administration fees (Note 2)	62,544	61,949
Professional fees	48,082	49,383
Registration fees	13,441	22,444
Transfer agent fees (Note 2)	15,762	8,125
Compliance consulting fees (Note 2)	10,219	9,793
Directors’ fees and expenses	9,029	8,859
Other expenses	5,959	4,685
TOTAL EXPENSES	417,814	500,879

NET INVESTMENT INCOME	744,651	1,524,138

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	6,130	79,699
Net change in unrealized appreciation/depreciation on investments	(419,073)	432,547

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(412,943)	512,246

NET INCREASE IN NET ASSETS FROM OPERATIONS	$331,708	$2,036,384

See Notes to Financial Statements.

28

ISI FUNDS

Statements of Operations	Six Months Ended April 30, 2010 (Unaudited)

	North American Government Bond Fund	ISI Strategy Fund
INVESTMENT INCOME
Dividends	$—	$626,833
Interest	2,200,068	90,270
TOTAL INVESTMENT INCOME	2,200,068	717,103

EXPENSES
Investment advisory fees (Note 2)	300,575	115,591
Distribution fees (Note 2):
ISI Class A Shares	254,133	—
ISI Class C Shares	87,079	—
ISI Shares	—	72,244
Administration fees (Note 2)	90,081	34,725
Professional fees	65,762	33,102
Transfer agent fees (Note 2):
ISI Class A Shares	27,834	—
ISI Class C Shares	6,064	—
ISI Shares	—	10,965
Registration fees	12,298	12,382
Registration fees - ISI Class A Shares	4,916	—
Registration fees - ISI Class C Shares	4,379	—
Shareholder servicing fees (Note 2):
ISI Class C Shares	29,026	—
Compliance consulting fees (Note 2)	14,516	5,460
Directors’ fees and expenses	12,730	5,029
Other expenses	24,728	17,909
TOTAL EXPENSES	934,121	307,407

NET INVESTMENT INCOME	1,265,947	409,696

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES (Notes 1 and 5)
Net realized gains from:
Security transactions	1,094,346	439,394
Foreign currency transactions	37,552	—
Net change in unrealized appreciation/depreciation on:
Investments	1,681,469	7,855,294
Foreign currency translation	5,578	—

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	2,818,945	8,294,688

NET INCREASE IN NET ASSETS FROM OPERATIONS	$4,084,892	$8,704,384

See Notes to Financial Statements.

29

ISI Total Return US Treasury Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment income	$744,651	$2,046,878
Net realized gains from security transactions	6,130	6,818,548
Net change in unrealized appreciation/depreciation on investments	(419,073)	2,085,460
Net increase in net assets from operations	331,708	10,950,886

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(744,651)	(1,951,726)
From net realized gains from security transactions	(4,637,922)	(2,181,786)
In excess of net investment income	(553,094)	—
Decrease in net assets from distributions to shareholders	(5,935,667)	(4,133,512)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,384,261	7,367,906
Net asset value of shares issued in reinvestment of distributions to shareholders	4,472,830	2,838,482
Payments for shares redeemed	(12,552,179)	(24,700,965)
Net decrease in net assets from capital share transactions	(6,695,088)	(14,494,577)

TOTAL DECREASE IN NET ASSETS	(12,299,047)	(7,677,203)

NET ASSETS
Beginning of period	112,295,495	119,972,698
End of period	$99,996,448	$112,295,495

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(553,094)	$—

CAPITAL SHARE ACTIVITY
Shares sold	142,435	721,397
Shares reinvested	469,317	276,336
Shares redeemed	(1,297,672)	(2,399,296)
Net decrease in shares outstanding	(685,920)	(1,401,563)
Shares outstanding, beginning of period	11,109,076	12,510,639
Shares outstanding, end of period	10,423,156	11,109,076

See Notes to Financial Statements.

30

ISI Managed Municipal Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment income	$1,524,138	$2,679,628
Net realized gains from security transactions	79,699	344,913
Net change in unrealized appreciation/depreciation on investments	432,547	5,313,236
Net increase in net assets from operations	2,036,384	8,337,777

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,524,161)	(2,678,741)
From net realized gains from security transactions	(345,235)	(124,276)
Decrease in net assets from distributions to shareholders	(1,869,396)	(2,803,017)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,030,099	30,987,833
Net asset value of shares issued in reinvestment of distributions to shareholders	1,111,540	1,488,003
Payments for shares redeemed	(6,825,294)	(12,159,543)
Net increase in net assets from capital share transactions	4,316,345	20,316,293

TOTAL INCREASE IN NET ASSETS	4,483,333	25,851,053

NET ASSETS
Beginning of period	100,923,012	75,071,959
End of period	$105,406,345	$100,923,012

UNDISTRIBUTED NET INVESTMENT INCOME	$864	$887

CAPITAL SHARE ACTIVITY
Shares sold	935,806	2,923,152
Shares reinvested	103,950	140,914
Shares redeemed	(637,086)	(1,147,728)
Net increase in shares outstanding	402,670	1,916,338
Shares outstanding, beginning of period	9,450,112	7,533,774
Shares outstanding, end of period	9,852,782	9,450,112

See Notes to Financial Statements.

31

ISI North American Government Bond Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment income	$1,265,947	$2,928,411
Net realized gains from security and foreign currency transactions	1,131,898	6,854,112
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	1,687,047	5,321,786
Net increase in net assets from operations	4,084,892	15,104,309

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
ISI Class A Shares	(1,132,961)	(1,471,302)
ISI Class C Shares	(132,986)	(71,732)
From net realized gains from security transactions
ISI Class A Shares	(1,553,221)	(5,181,835)
ISI Class C Shares	(285,427)	(926,946)
In excess of net investment income
ISI Class A Shares	(1,207,041)	—
ISI Class C Shares	(236,860)	—
Decrease in net assets from distributions to shareholders	(4,548,496)	(7,651,815)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
ISI Class A Shares	16,217,106	31,569,732
ISI Class C Shares	1,438,448	8,405,659
Net asset value of shares issued in reinvestment of distributions to shareholders
ISI Class A Shares	2,552,977	3,936,266
ISI Class C Shares	446,230	657,990
Payments for shares redeemed
ISI Class A Shares	(23,213,798)	(49,531,989)
ISI Class C Shares	(4,489,124)	(5,979,135)
Net decrease in net assets from capital share transactions	(7,048,161)	(10,941,477)

TOTAL DECREASE IN NET ASSETS	(7,511,765)	(3,488,983)

NET ASSETS
Beginning of period	157,473,358	160,962,341
End of period	$149,961,593	$157,473,358

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(337,336)	$—

See Notes to Financial Statements.

32

ISI North American Government Bond Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
CAPITAL SHARE ACTIVITY
Shares sold
ISI Class A Shares	2,148,612	4,150,857
ISI Class C Shares	191,983	1,106,156
Shares reinvested
ISI Class A Shares	342,367	519,788
ISI Class C Shares	60,006	87,038
Shares redeemed
ISI Class A Shares	(3,082,277)	(6,529,777)
ISI Class C Shares	(598,350)	(786,953)

Net increase (decrease) in shares outstanding
ISI Class A Shares	(591,298)	(1,859,132)
ISI Class C Shares	(346,361)	406,241

Shares outstanding, beginning of period
ISI Class A Shares	17,579,342	19,438,474
ISI Class C Shares	3,268,968	2,862,727
Shares outstanding, end of period
ISI Class A Shares	16,988,044	17,579,342
ISI Class C Shares	2,922,607	3,268,968

See Notes to Financial Statements.

33

ISI Strategy Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
FROM OPERATIONS
Net investment income	$409,696	$590,604
Net realized gains (losses) from security transactions	439,394	(4,102,643)
Net change in unrealized appreciation/depreciation on investments	7,855,294	8,739,425
Net increase in net assets from operations	8,704,384	5,227,386

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(426,990)	(604,469)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,982,110	3,988,025
Net asset value of shares issued in reinvestment of distributions to shareholders	373,618	539,019
Payments for shares redeemed	(3,819,592)	(8,663,997)
Net decrease in net assets from capital share transactions	(463,864)	(4,136,953)

TOTAL INCREASE IN NET ASSETS	7,813,530	485,964

NET ASSETS
Beginning of period	53,730,781	53,244,817
End of period	$61,544,311	$53,730,781

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(6,344)	$10,950

CAPITAL SHARE ACTIVITY
Shares sold	254,192	423,996
Shares reinvested	31,865	56,560
Shares redeemed	(329,106)	(957,762)
Net decrease in shares outstanding	(43,049)	(477,206)
Shares outstanding, beginning of period	5,050,502	5,527,708
Shares outstanding, end of period	5,007,453	5,050,502

See Notes to Financial Statements.

34

ISI Total Return US Treasury Fund

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2010	Years Ended October 31,
	(Unaudited)	2009	2008	2007	2006		2005
Net asset value at beginning of period	$10.11	$9.59	$9.50	$9.42	$9.33		$9.57

Income (loss) from investment operations:
Net investment income (a)	0.07	0.17	0.28	0.35	0.32		0.29
Net realized and unrealized gains (losses) on investments	(0.04)	0.70	0.16	0.08	0.12		(0.16)
Total from investment operations	0.03	0.87	0.44	0.43	0.44		0.13

Less distributions:
Dividends from net investment income	(0.07)	(0.17)	(0.28)	(0.34)	(0.35)		(0.25)
Distributions from net realized gains	(0.43)	(0.18)	(0.07)	(0.00)*	—		(0.03)
Return of capital	—	—	—	(0.01)	—		(0.09)
In excess of net investment income	(0.05)	—	—	—	—		—
Total distributions	(0.55)	(0.35)	(0.35)	(0.35)	(0.35)		(0.37)

Net asset value at end of period	$9.59	$10.11	$9.59	$9.50	$9.42		$9.33

TOTAL RETURN(b)	0.35% (d)	9.05%	4.61%	4.66%	4.83%		1.38%

Net assets at end of period (000’s)	$99,996	$112,295	$119,973	$124,768	$153,784		$165,974

Ratio of expenses to average net assets	0.80% (e)	0.80%	0.79%	0.79%	0.76%	(c)	0.70%

Ratio of net investment income to average net assets	1.43% (e)	1.68%	2.86%	3.68%	3.44%	(c)	3.01%

Portfolio turnover rate	8% (d)	109%	70%	29%	51%		16%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The October 31, 2006 ratios of expenses and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

(d)	Not annualized.

(e)	Annualized.

*	Amount less than $0.005 per share.

See Notes to Financial Statements.

35

ISI Managed Municipal Fund

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2010		Years Ended October 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value at beginning of period	$10.68		$9.96	$10.61	$10.80	$10.68	$10.91

Income (loss) from investment operations:
Net investment income (a)	0.16		0.32	0.36	0.38	0.39	0.40
Net realized and unrealized gains (losses) on investments	0.06		0.74	(0.50)	(0.14)	0.10	(0.27)
Total from investment operations	0.22		1.06	(0.14)	0.24	0.49	0.13

Less distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.47)	(0.34)	(0.34)	(0.36)
Distributions from net realized gains	(0.04)		(0.02)	(0.04)	(0.09)	(0.03)	—
Total distributions	(0.20)		(0.34)	(0.51)	(0.43)	(0.37)	(0.36)

Net asset value at end of period	$10.70		$10.68	$9.96	$10.61	$10.80	$10.68

TOTAL RETURN(b)	2.00%	(c)	10.68%	(1.44% )	2.29%	4.68%	1.19%

Net assets at end of period (000’s)	$105,406		$100,923	$75,072	$73,038	$82,880	$94,027

Ratio of expenses to average net assets	0.97%	(d)	0.97%	0.96%	0.94%	0.91%	0.86%

Ratio of net investment income to average net assets	2.95%	(d)	3.02%	3.48%	3.57%	3.63%	3.64%

Portfolio turnover rate	4%	(c)	10%	7%	5%	7%	7%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

36

ISI North American Government Bond Fund – Class A

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2010		Years Ended October 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value at beginning of period	$7.56		$7.22	$7.53	$7.41	$7.34	$7.41

Income (loss) from investment operations:
Net investment income (a)	0.07		0.14	0.23	0.26	0.25	0.26
Net realized and unrealized gains (losses) on investments	0.13		0.56	(0.18)	0.22	0.18	0.06
Total from investment operations	0.20		0.70	0.05	0.48	0.43	0.32

Less distributions:
Dividends from net investment income	(0.07)		(0.08)	(0.19)	(0.35)	(0.30)	(0.31)
Distributions from net realized gains	(0.09)		(0.28)	(0.14)	—	(0.01)	(0.03)
Return of capital	—		—	(0.03)	(0.01)	(0.05)	(0.05)
In excess of net investment income	(0.07)		—	—	—	—	—
Total distributions	(0.23)		(0.36)	(0.36)	(0.36)	(0.36)	(0.39)

Net asset value at end of period	$7.53		$7.56	$7.22	$7.53	$7.41	$7.34

TOTAL RETURN(b)	2.69%	(d)	9.80%	0.51%	6.71%	6.04%	4.39%

Net assets at end of period (000’s)	$127,994		$132,814	$140,326	$131,748	$146,854	$177,101

Ratio of expenses to average net assets	1.15%	(e)	1.13%	1.11%	1.11%	1.06% (c)	1.04%

Ratio of net investment income to average net assets	1.78%	(e)	1.87%	2.97%	3.54%	3.47% (c)	3.55%

Portfolio turnover rate	16%	(d)	131%	108%	49%	53%	66%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The October 31, 2006 ratios of expenses and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

37

ISI North American Government Bond Fund – Class C

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2010		Years Ended October 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value at beginning of period	$7.54		$7.21	$7.52	$7.40	$7.33	$7.40

Income (loss) from investment operations:
Net investment income (a)	0.04		0.09	0.18	0.21	0.21	0.21
Net realized and unrealized gains (losses) on investments and foreign currencies	0.15		0.55	(0.18)	0.22	0.17	0.06
Total from investment operations	0.19		0.64	0.00	0.43	0.38	0.27

Less distributions:
Dividends from net investment income	(0.04)		(0.03)	(0.14)	(0.30)	(0.25)	(0.26)
Distributions from net realized gains	(0.09)		(0.28)	(0.14)	—	(0.01)	(0.03)
Return of capital	—		—	(0.03)	(0.01)	(0.05)	(0.05)
In excess of net investment income	(0.08)		—	—	—	—	—
Total distributions	(0.21)		(0.31)	(0.31)	(0.31)	(0.31)	(0.34)

Net asset value at end of period	$7.52		$7.54	$7.21	$7.52	$7.40	$7.33

TOTAL RETURN(b)	2.59%	(c)	8.97%	(0.12% )	6.03%	5.35%	3.73%

Net assets at end of period (000’s)	$21,967		$24,659	$20,636	$16,848	$15,579	$15,944

Ratio of expenses to average net assets	1.78%	(d)	1.76%	1.73%	1.74%	1.72%	1.69%

Ratio of net investment income to average net assets	1.15%	(d)	1.22%	2.34%	2.93%	2.81%	2.89%

Portfolio turnover rate	16%	(c)	131%	108%	49%	53%	66%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

38

ISI Strategy Fund

Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2010		Years Ended October 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value at beginning of period	$10.64		$9.63	$14.82	$13.54	$12.12	$11.21

Income (loss) from investment operations:
Net investment income (a)	0.08		0.11	0.13	0.17	0.15	0.16
Net realized and unrealized gains (losses) on investments	1.66		1.02	(4.39)	1.65	1.42	0.91
Total from investment operations	1.74		1.13	(4.26)	1.82	1.57	1.07

Less distributions:
Dividends from net investment income	(0.09)		(0.12)	(0.13)	(0.17)	(0.15)	(0.16)
Distributions from net realized gains	—		—	(0.80)	(0.37)	—	—
Total distributions	(0.09)		(0.12)	(0.93)	(0.54)	(0.15)	(0.16)

Net asset value at end of period	$12.29		$10.64	$9.63	$14.82	$13.54	$12.12

TOTAL RETURN(b)	16.35%	(c)	11.84%	(30.49% )	13.79%	13.01%	9.59%

Net assets at end of period (000’s)	$61,544		$53,731	$53,245	$80,535	$69,438	$60,205

Ratio of expenses to average net assets	1.06%	(d)	1.10%	0.99%	0.96%	0.95%	0.94%

Ratio of net investment income to average net assets	1.42%	(d)	1.19%	1.02%	1.21%	1.17%	1.33%

Portfolio turnover rate	20%	(c)	55%	42%	62%	41%	30%

(a)	Calculated using the average shares outstanding for the period.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements.

39

ISI Funds

Notes to Financial Statements

April 30, 2010 (Unaudited)

Note 1 - Organization and Significant Accounting Policies

A.	Organization

Total Return US Treasury Fund, Inc. (“Total Return”), Managed Municipal Fund, Inc. (“Managed Municipal”), North American Government Bond Fund, Inc. (“North American”) and ISI Strategy Fund, Inc. (“Strategy”) (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940 as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

Total Return’s investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal’s investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American’s investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy’s investment objective is to maximize total return through a combination of long-term growth of capital and current income.

Total Return, Managed Municipal and Strategy each currently offer a single class of shares (ISI Shares) to investors. North American offers two classes of shares – ISI Class A Shares and ISI Class C Shares. ISI Shares and ISI Class A Shares are subject to a maximum front-end sales charge equal to 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of ISI Class C Shares if redeemed within the first year of purchase.

Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B.	Valuation of Securities

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities

40

ISI Funds

Notes to Financial Statements (continued)

by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds’ Boards of Directors (the “Board”). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

As of April 30, 2010, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

41

ISI Funds

Notes to Financial Statements (continued)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2010:

Total Return

	Level 1	Level 2	Level 3	Total
US Treasury Obligations	$—	$97,936,512	$—	$97,936,512
Repurchase Agreements	—	1,188,000	—	1,188,000
Total	$—	$99,124,512	$—	$99,124,512

Managed Municipal

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$101,920,874	$—	$101,920,874
US Treasury Obligations	—	503,653	—	503,653
Repurchase Agreements	—	2,286,000	—	2,286,000
Total	$—	$104,710,527	$—	$104,710,527

North American

	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$36,247,725	$—	$36,247,725
US Treasury Obligations	—	110,307,864	—	110,307,864
Repurchase Agreements	—	1,471,000	—	1,471,000
Total	$—	$148,026,589	$—	$148,026,589

Strategy

	Level 1	Level 2	Level 3	Total
Common Stocks	$54,838,410	$—	$—	$54,838,410
US Treasury Obligations	—	5,813,625	—	5,813,625
Repurchase Agreements	—	837,000	—	837,000
Total	$54,838,410	$6,650,625	$—	$61,489,035

See Strategy’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

C.	Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

42

ISI Funds

Notes to Financial Statements (continued)

D.	Distributions

Total Return declares distributions daily, and North American declares monthly distributions at fixed rates approved by the Board. These distributions are paid monthly. To the extent that a Fund’s net investment income is less than an approved fixed rate, some of its distributions may be designated as a return of capital. Managed Municipal declares and pays dividends monthly from its net investment income. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

E.	Federal Income Taxes

Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. As provided therein in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net taxable income, the Fund (but not its shareholders) will be relieved of Federal income tax on the income distributed. In addition, by distributing in each calendar year substantially all of its net investment income and net realized capital gains, a Fund will not be subject to Federal excise taxes. Accordingly, no Federal income or excise taxes have been accrued.

F.	Foreign Currency Translation

The Funds maintain their accounting records in U.S. dollars. North American determines the U.S. dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

Net realized gains and losses on foreign currency transactions shown on North American’s financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on North American’s books and the U.S. dollar equivalent of the amounts actually received or paid. That portion of realized gains (losses) from security transactions that results from fluctuation in foreign currency exchange rates relating to the sale of foreign securities is not separately disclosed but is included in net realized gains (losses) from security transactions. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included in the net change in unrealized appreciation/depreciation on investments.

G.	Forward Foreign Currency Contracts

North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the U.S. dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the U.S. dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate

43

ISI Funds

Notes to Financial Statements (continued)

fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future. North American determines the net U.S. dollar value of the forward foreign currency contracts using prevailing exchange rates.

H.	Derivatives Disclosure

GAAP requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows. During the six months ended April 30, 2010, North American utilized forward foreign currency contracts to manage foreign exchange rate risk. The net realized loss of $14,860 on these foreign currency contracts are included on the Statement of Operations under net realized gains from foreign currency transactions. As of April 30, 2010, there were no open forward foreign currency contracts.

I.	Repurchase Agreements

Each Fund may make short-term investments in repurchase agreements that are fully collateralized by U.S. government securities. Under the terms of a repurchase agreement, a financial institution sells U.S. government securities to a Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, a Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, a Fund’s claim on the collateral may be subject to legal proceedings.

J.	Estimates

In preparing its financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

Note 2 - Fees and Transactions with Affiliates

International Strategy & Investment, Inc. (“ISI”) is the Funds’ investment advisor. As compensation for ISI’s advisory services, Total Return pays ISI an annual fee based on the Fund’s average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund’s gross interest income. As compensation for ISI’s advisory services, Managed Municipal, North American and Strategy each pay ISI a fee, which is calculated daily and paid monthly, at the annual rate of 0.40% of such Fund’s average daily net assets.

44

ISI Funds

Notes to Financial Statements (continued)

ISI has contractually agreed to waive its advisory fees and/or reimburse expenses of North American through February 28, 2011 to the extent necessary to limit the annual ordinary operating expenses of ISI Class C Shares to 1.85% of the average daily net assets attributable to such shares. During the six months ended April 30, 2010, ISI was not required to waive any advisory fees.

Los Angeles Capital Management and Equity Research, Inc. is Strategy’s Sub-Advisor and is responsible for managing the common stocks in Strategy’s portfolio. The Sub-Advisor is paid by ISI, not Strategy.

International Strategy & Investment Group, Inc. (“ISI Group”), an affiliate of ISI, is the distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of average daily net assets. North American’s ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rates of 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively.

During the six months ended April 30, 2010, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal and Strategy of $6,911, $2,458 and $8,921, respectively, and earned commissions of $2,904 on sales of ISI Class A Shares of North American. ISI Group retained $2,090 of contingent deferred sales charges on redemptions of ISI Class C Shares of North American during the six months ended April 30, 2010.

Ultimus Fund Solutions, LLC (“Ultimus”) is the administrator and fund accountant for the Funds pursuant to the terms of a Mutual Fund Services Agreement. Ultimus supplies internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions, and materials for meetings of the Board. Ultimus also calculates the net asset value per share of each Fund and provides information necessary to prepare the Funds’ financial statements and tax returns. For the performance of these services, the Funds pay Ultimus a fee at the annual rate of 0.10% of the combined average value of their daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion, and 0.06% of such assets in excess of $1 billion, subject to an annual minimum fee of $500,000. This fee is allocated among the Funds based on the relative net assets of each Fund.

Ultimus also maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of $20 for each direct account and $15 for certain accounts established through financial intermediaries; provided, however, that the

45

ISI Funds

Notes to Financial Statements (continued)

minimum monthly fee is $1,000 with respect to each Fund. In addition, the Funds reimburse Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

EJV Financial Services, LLC (“EJV”) provides certain compliance services to the Funds. Edward J. Veilleux, Vice President and Chief Compliance Officer of the Funds, is also a principal of EJV. The Funds pay EJV $18,750 quarterly for providing CCO services. In addition, the Funds reimburse EJV for any reasonable out-of-pocket expenses relating to these compliance services.

Note 3 – Federal Income Tax

The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with Federal tax regulations, which may differ from GAAP. These book/tax differences may be either temporary or permanent in nature. To the extent they are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arose. The reclassifications have no impact on the net assets or net asset value per share of the Funds.

The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from GAAP.

During the periods ended April 30, 2010 and October 31, 2009, the tax character of distributions paid by each of the Funds was as follows:

	Ordinary Income			Tax-Exempt Income		Long-Term Capital Gains
	April 30, 2010		October 31, 2009	April 30, 2010	October 31, 2009	April 30, 2010	October 31, 2009
Total Return	$2,561,744	*	$4,133,512	$—	$—	$3,373,923	$—
Managed Municipal	12,868		17,145	1,511,293	2,661,596	345,235	124,276
North American	2,709,848	*	7,368,367	—	—	1,838,648	283,448
Strategy	426,990	*	604,469	—	—	—	—

*
A portion of the ordinary income is short-term gains that are taxed as ordinary income for tax purposes. However, these short-term gains may be offset by losses incurred through October 31, 2010 and therefore could be treated as return of capital.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2006 through October 31, 2009) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

46

ISI Funds

Notes to Financial Statements (continued)

As of April 30, 2010, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Total Return	Managed Municipal	North American	Strategy
Undistributed (Distributions in excess of) ordinary income	$(491,028)	$1,008	$(140,850)	$(6,344)
Undistributed tax-exempt income	—	118,567	—	—
Accumulated undistributed long-term capital gains	293	74,877	—	—
Capital loss carryforwards	—	—	—	(5,066,319)
Net unrealized appreciation (depreciation)	(204,687)	3,904,503	(487,791)	8,475,400
Other gains (losses)	—	—	(218)	436,349
Other temporary differences	(57,389)	(114,211)	(171,153)	—
Total	$(752,811)	$3,984,744	$(800,012)	$3,839,086

As of October 31, 2009, Strategy had capital loss carryforwards of $5,066,319, of which $989,548 expires October 31, 2016 and $4,076,771 expires October 31, 2017. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Strategy is due to certain timing differences in the recognition of capital gains or losses under income tax reporting regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Note 4 – Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2010 were as follows:

	Non-US Government Obligations		US Government Obligations
	Purchases	Sales	Purchases	Sales
Total Return	$—	$—	$5,902,813	$10,812,969
Managed Municipal	9,933,005	3,559,500	—	—
North American	10,051,046	16,920,166	11,379,460	2,761,875
Strategy	11,623,452	11,729,961	—	502,930

47

ISI Funds

Notes to Financial Statements (continued)

Note 5 – Market and Credit Risk

North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. In addition, the value of bonds issued by non-U.S. governments may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities.

Note 6 – Contractual Obligations

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and believe the risk of loss thereunder to be remote.

Note 7 – Recent Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

Note 8 – Subsequent Events

GAAP requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and notes that a transition from Ultimus as the administrator and fund accountant to State Street Corporation is expected to occur prior to August 1, 2010. Management believes there will be no material financial impact to the shareholders of the ISI Funds.

48

Notice to Shareholders (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy’s portfolio is available, without charge and upon request, by calling (800) 955-7175. Information regarding how Strategy voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling (800) 955-7175 or on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Notice for ISI Mutual Funds

Privacy Policy

The mutual funds in the ISI Fund Complex believe that your privacy is extremely important. We are firmly committed to protecting any personal or financial information you provide to us as well as information about your transactions with us, such as transaction amounts, account balance and account holdings (“Personal Information”). We use Personal Information only to develop and deliver products and services that you request and to fulfill any applicable legal and regulatory requirements. We do not disclose Personal Information about you or our former customers except to our affiliates and service providers. We require our employees, affiliates and service providers to maintain appropriate safeguards to ensure the security of your non-public information.

Limits of Use of Personal Information

We limit the use, collection and retention of customer information to what is necessary to provide personal financial services and related products. We have security practices and procedures in place to ensure the confidentiality and security of your Personal Information.

Accuracy of Personal Information

We strive to keep your personal and financial information accurate. If our records are incorrect or out-of-date, please notify us immediately by contacting the Service Center listed on your account statement.

Change to Our Policies

If you have any privacy or security questions, please contact us at 800-882-8585. We may, at our discretion, change this Privacy Policy at any time. If we make material changes to the policy, we will provide you with notice of these changes.

49

ent
Louis E. Levy Chairman W. Murray Jacques Director Edward A. Kuczmarski Director R. Alan Medaugh President Director Nancy Lazar Vice President Carrie L. Butler Vice President
Edward J. Veilleux
Vice President
Chief Compliance Officer

Thomas D. Stevens*
Vice President

Stephen V. Killorin
Vice President

Margaret M. Beeler
Vice President
Secretary

Mark J. Seger
Treasurer

Edward S. Hyman
Senior Economic Advisor

*   Thomas D. Stevens is an officer for only the ISI Strategy Fund.

Investment Advisor
ISI, Inc. 40 West 57th Street, 18th Floor New York, NY 10019 (800) 955-7175
Shareholder Servicing Agent
Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707
Distributor
ISI Group, Inc. 40 West 57th Street, 18th Floor New York, NY 10019 (800) 955-7175

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ISI Strategy Fund, Inc.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President
Date	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President
Date	June 24, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	June 24, 2010

* Print the name and title of each signing officer under his or her signature.